Investments carried under the equity method, Movement of the investments held in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments in associates [Abstract]
Initial balance	$ 294,581	$ 116,614
Share of profit	21,465	12,304
Distributions	(57,537)	(36,877)
Payment to acquire equity investment	4,901	202,345
Others (incl. currency translation differences)	(3,379)	195
Final balance	$ 260,031	$ 294,581